Details of Significant Accounts - Summary of Other Income and Expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Other Income Expenses [Abstract]
Government subsidy income (Note)	$ 27,496	$ 979	$ 1,420	$ 21,100
Others	738	26	14,629	5,128
Other income and expenses	$ 28,234	$ 1,005	$ 16,049	$ 26,228